Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Global Multifactor Macro

Transamerica Long/Short Strategy

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Global Multifactor Macro Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

Transamerica Long/Short Strategy	BofA Merrill Lynch 3-Month US Treasury Bill Index	ICE BofAML 3-Month U.S. Treasury Bill Index

Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Transamerica Total Return

Effective immediately, the following sentence is added to the end of the second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and to the end of the fourth paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Total Return” section of the Prospectus:

The fund may enter into reverse repurchase agreements and sale-buyback transactions.

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses, as applicable

* * *

Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation Short Horizon

Transamerica High Quality Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus and applicable Summary Prospectuses are revised as follows:

	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Asset Allocation Intermediate Horizon Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	ICE BofAML 1-3 Year U.S. Treasury Index
Transamerica Asset Allocation Intermediate Horizon Transamerica Asset Allocation Long Horizon Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch High Yield Master II Index	ICE BofAML High Yield Master II Index
Transamerica High Quality Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Transamerica Global Multifactor Macro
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Global Multifactor Macro

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Global Multifactor Macro	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Transamerica Long/Short Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Long/Short Strategy

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Long/Short Strategy	BofA Merrill Lynch 3-Month US Treasury Bill Index	ICE BofAML 3-Month U.S. Treasury Bill Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Transamerica Total Return
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Total Return

Effective immediately, the following sentence is added to the end of the second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and to the end of the fourth paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Total Return” section of the Prospectus:

The fund may enter into reverse repurchase agreements and sale-buyback transactions.

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Transamerica Asset Allocation Intermediate Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses, as applicable

* * *

Transamerica Asset Allocation Intermediate Horizon

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus and applicable Summary Prospectuses are revised as follows:

	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Asset Allocation Intermediate Horizon	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	ICE BofAML 1-3 Year U.S. Treasury Index
Transamerica Asset Allocation Intermediate Horizon	BofA Merrill Lynch High Yield Master II Index	ICE BofAML High Yield Master II Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Transamerica Asset Allocation Long Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses, as applicable

* * *

Transamerica Asset Allocation Long Horizon

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus and applicable Summary Prospectuses are revised as follows:

	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Asset Allocation Long Horizon	BofA Merrill Lynch High Yield Master II Index	ICE BofAML High Yield Master II Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Transamerica Asset Allocation Short Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses, as applicable

* * *

Transamerica Asset Allocation Short Horizon

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus and applicable Summary Prospectuses are revised as follows:

	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	ICE BofAML 1-3 Year U.S. Treasury Index
Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch High Yield Master II Index	ICE BofAML High Yield Master II Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Transamerica High Quality Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses, as applicable

* * *

Transamerica High Quality Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus and applicable Summary Prospectuses are revised as follows:

	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica High Quality Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Advisor Class | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Advisor Class | Transamerica Multi-Manager Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Multi-Manager Alternative Strategies Portfolio

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Advisor Class | Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Short-Term Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Advisor Class | Transamerica Strategic High Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Strategic High Income

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Advisor Class | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class I2 | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class I2 | Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Short-Term Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class I2 | Transamerica Strategic High Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Strategic High Income

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class I2 | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Retail Class | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Retail Class | Transamerica Multi-Manager Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Multi-Manager Alternative Strategies Portfolio

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Retail Class | Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Short-Term Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Retail Class | Transamerica Strategic High Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Strategic High Income

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Retail Class | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class T1 and Class T2 | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class T1 and Class T2 | Transamerica Multi-Manager Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Multi-Manager Alternative Strategies Portfolio

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class T1 and Class T2 | Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Short-Term Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class T1 and Class T2 | Transamerica Strategic High Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Strategic High Income

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

Class T1 and Class T2 | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018